Organization and Principal Activities (Details) - Schedule of Balance Sheet - VIE [Member] ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	¥ 2,704		¥ 272
Restricted cash	500		500
Accounts receivable, net	30,240		52,171
Prepaid expenses and other current assets, net	81,729		66,133
Inventories	11,026		16,169
Current assets related to discontinued operations	1,438		3,946
Total current assets	128,190		139,973
Non-current assets
Property, plant and equipment, net	54,188		61,407
Operating lease right-of-use assets, net	9,781		13,030
Finance lease right-of-use assets, net	6,460
Intangible assets, net	662		1,677
Deferred loss on sale-leaseback	767
Other non-current assets	153
Non-current assets related to discontinued operations	3		4
Total non-current assets	72,014		76,118
Total assets	200,051		216,091
Current liabilities
Accounts payable	106,092		125,368
Short-term borrowings	56,949		53,935
Current portion of long-term borrowings			1,080
Current portion of government grants (in Dollars) | $		$ 1,812
Lease liabilities	6,824		3,673
Other payables and accrued liabilities	31,157		47,806
Income tax payables	18		18
Current liabilities related to discontinued operations	1,929		3,171
Total current liabilities	216,297		239,035
Non-current liabilities
Long-term borrowings			6,870
Government grants	4,342		8,697
Deferred tax liability	125		295
Lease liability - non-current	10,054		10,876
Total non-current liabilities	14,521		26,738
Total liabilities	230,818		265,773
Related Party
Current assets
Due from related parties	553		584
Current liabilities
Due to related parties	¥ 11,516		¥ 3,984